Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-35126
Entity Registrant Name	VNET Group, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Guanjie Building Southeast 1st Floor
Entity Address, Address Line Two	10# Jiuxianqiao East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100016
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Financial Statement error correction	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
Auditor Firm ID	1186
Entity Central Index Key	0001508475
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Entity Address, Address Line One	Guanjie Building, Southeast 1st Floor
Entity Address, Address Line Two	10# Jiuxianqiao East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100016
Entity Address, Country	CN
Contact Personnel Name	Mr. Sheng Chen,
Country Region	86
City Area Code	10
Local Phone Number	8456-2121
Phone Fax Number Description	10 8456-4234
American Depository Shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	VNET
Security Exchange Name	NASDAQ
Common Class A
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	1,592,152,601
Common Class B
Document and Entity Information
Entity Common Stock, Shares Outstanding	30,721,723
Common Class C
Document and Entity Information
Entity Common Stock, Shares Outstanding	60,000